UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4723

Dreyfus Treasury & Agency Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management
April 30, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--18.9%	of Purchase (%)	Amount ($)	Value ($)
5/3/12	0.07	100,000,000	99,999,611
5/17/12	0.10	250,000,000	249,989,444
5/24/12	0.07	1,600,000,000	1,599,925,410
6/7/12	0.06	150,000,000	149,991,521
7/12/12	0.10	100,000,000	99,980,000
7/19/12	0.10	300,000,000	299,931,972
8/23/12	0.12	150,000,000	149,943,000
9/6/12	0.13	450,000,000	449,792,000
9/20/12	0.15	500,000,000	499,704,167
Total U.S. Treasury Bills
(cost $3,599,257,125)			3,599,257,125

U.S. Treasury Notes--36.4%
5/15/12	0.20	678,000,000	678,305,683
5/31/12	0.08	500,000,000	500,273,771
5/31/12	0.08	96,000,000	96,366,912
6/15/12	0.10	1,400,000,000	1,403,055,903
7/2/12	0.10	676,000,000	676,586,484
7/2/12	0.11	737,000,000	742,893,266
7/16/12	0.06	80,000,000	80,240,899
7/31/12	0.06	300,000,000	300,419,711
7/31/12	0.12	82,000,000	82,922,690
8/15/12	0.10	150,000,000	150,717,612
9/17/12	0.14	200,000,000	200,917,248
10/1/12	0.11	250,000,000	250,276,397
10/15/12	0.16	150,000,000	150,832,156
10/31/12	0.15	466,000,000	474,601,394
11/30/12	0.16	100,000,000	100,193,150
1/15/13	0.17	300,000,000	302,531,164
2/15/13	0.19	738,000,000	744,940,879

Total U.S. Treasury Notes
(cost $6,936,075,319)			6,936,075,319

Repurchase Agreements--44.5%
ABN AMRO Bank N.V.
dated 4/30/12, due 5/1/12 in the amount of
$500,002,361 (fully collateralized by $144,905,400
U.S. Treasury Bonds, 4.38%-4.50%, due
5/15/38-5/15/40, value $185,481,905, $150,200,000
U.S. Treasury Inflation Protected Securities,
1.88%-2.13%, due 1/15/14-2/15/41, value 202,233,354
and $117,545,700 U.S. Treasury Notes, 1%-2%, due
5/15/14-4/30/16, value $122,284,771)	0.17	500,000,000	500,000,000
ABN AMRO Bank N.V.
dated 4/30/12, due 5/1/12 in the amount of
$300,001,583 (fully collateralized by $350,839,457
Government National Mortgage Association,
2.50%-6.50%, due 11/15/26-9/20/41, value
$219,512,027, $9,676,600 U.S. Treasury Bonds, 50%,
due 2/15/36, value $12,374,455 and $69,790,600 U.S.
Treasury Notes, 2.13%-2.63%, due 2/29/16-8/15/21,
value $74,113,556)	0.19	300,000,000	300,000,000
Barclays Capital, Inc.
dated 4/30/12, due 5/1/12 in the amount of
$350,001,750 (fully collateralized by $109,711,400
U.S. Treasury Bonds, 6.50%, due 11/15/26, value
$167,085,133 and $185,144,400 U.S. Treasury Notes,
1.50%, due 12/31/13, value $189,914,880)	0.18	350,000,000	350,000,000
Credit Agricole CIB
dated 4/30/12, due 5/1/12 in the amount of
$830,003,919 (fully collateralized by $275,000,000
U.S. Treasury Inflation Protected Securities, 3%, due
7/15/12, value $356,480,997 and $457,377,900 U.S.
Treasury Notes, 1.38%-2.63%, due 5/15/13-5/31/18,
value $490,119,055)	0.17	830,000,000	830,000,000
Credit Suisse Securities LLC
dated 4/30/12, due 5/1/12 in the amount of

530,002,356 (fully collateralized by $755,404,000
U.S. Treasury Strips, due 8/15/14-5/15/37, value
$540,601,478	0.16	530,000,000	530,000,000
Credit Suisse Securities LLC
dated 4/30/12, due 5/1/12 in the amount of
$1,000,004,722 (fully collateralized by
$1,138,902,226 Government National Mortgage
Association, 0%-9.50%, due 12/15/21-1/20/62, value
$1,020,000,241)	0.17	1,000,000,000	1,000,000,000
Deutsche Bank Securities Inc.
dated 4/30/12, due 5/1/12 in the amount of
$507,002,676 (fully collateralized by $106,300,528
Government National Mortgage Association, 3%-.50%,
due 4/15/25-3/20/42, value $102,000,001, $239,656,100
U.S. Treasury Bonds, 3.88%-4.38%, due
5/15/40-8/15/40, value $280,012,765 and $122,524,800
U.S. Treasury Notes, 2.75%, due 2/15/19, value
$135,127,236)	0.19	507,000,000	507,000,000
Goldman, Sachs & Co.
dated 4/30/12, due 5/1/12 in the amount of
$100,000,278 (fully collateralized by $78,686,300
U.S. Treasury Inflation Protected Securities, 3%, due
7/15/12, value $102,000,123)	0.10	100,000,000	100,000,000
HSBC USA Inc.
dated 4/30/12, due 5/1/12 in the amount of
$172,000,812 (fully collateralized by $172,835,000
U.S. Treasury Notes, 0.13%-2.63%, due
8/31/13-8/15/20, value $175,444,487)	0.17	172,000,000	172,000,000
Merrill Lynch & Co. Inc.
dated 4/30/12, due 5/1/12 in the amount of
$681,003,405 (fully collateralized by
Government National Mortgage Association, 3.50%-6%,
due 4/20/27-2/20/42, value $122,400,000 and
$546,559,800 U.S. Treasury Notes, 1.38%-2.63%, due
3/15/13-7/31/14, value $572,220,042)	0.18	681,000,000	681,000,000
RBC Capital Markets
dated 4/30/12, due 5/1/12 in the amount of

$1,181,004,265 (fully collateralized by
$1,204,223,900 U.S. Treasury Notes, 0.38%, due
4/15/15, value $1,204,132,004 and $509,000 U.S.
Treasury Strips, due 2/15/12-8/15/26, value $488,062)	0.13	1,181,000,000	1,181,000,000
SG Americas Securities, LLC
dated 4/30/12, due 5/1/12 in the amount of
$1,305,006,163 (fully collateralized by $251,039,000
U.S. Treasury Bills, due 5/3/12-4/4/13, value
$250,936,962, $113,297,400 U.S. Treasury Bonds,
3.50%-9.13%, due 5/15/16-5/15/41, value $153,407,429,
$50,350,000 U.S. Treasury Inflation Protected
Securities, 0.13%-2.13%, due 7/15/14-2/15/41, value
$70,905,886, $789,790,800 U.S. Treasury Notes,
0.13%-5.13%, due 5/31/12-8/15/20, value $836,585,912
and $33,462,000 U.S. Treasury Strips, due
5/15/22-11/15/30, value $19,263,841)	0.17	1,305,000,000	1,305,000,000
Societe Generale
dated 4/30/12, due 5/1/12 in the amount of
$574,002,870 (fully collateralized by $2,412,016,086
Government National Mortgage Association, 2.08%-7%,
due 1/20/28-9/20/61, value $585,480,001)	0.18	574,000,000	574,000,000
TD Securities (USA) LLC
dated 4/30/12, due 5/1/12 in the amount of
$420,001,983 (fully collateralized by $93,511,300
U.S. Treasury Bills, due 5/17/12-10/18/12, value
$93,470,855, $53,067,400 U.S. Treasury Bonds,
3.13%-4.38%, due 2/15/38-11/15/41, value $60,033,863
and $267,704,600 U.S. Treasury Notes, 0.38%-4.38%,
due 7/31/12-5/15/19, value $274,895,308)	0.17	420,000,000	420,000,000
Total Repurchase Agreements
(cost $8,450,000,000)			8,450,000,000
Total Investments (cost $18,985,332,444)		99.8%	18,985,332,444
Cash and Receivables (Net)		.2%	45,757,623
Net Assets		100.0%	19,031,090,067

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	18,985,332,444
Level 3 - Significant Unobservable Inputs	-
Total	18,985,332,444

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury & Agency Cash Management

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)